Mineral Property, Plant and Equipment (Schedule of Net Assets Acquired) (Details) $ in Millions	Apr. 03, 2024 USD ($) shares
Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Number of replacement warrants and options issued (in shares) | shares	125,852
Options
Disclosure of detailed information about property, plant and equipment [line items]
Number of replacement warrants and options issued (in shares) | shares	93,958
Orford Mining Corporation
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of total shares issued (Note 18)	$ 13.3
Fair value of 27.5% interest in Orford prior to acquisition	5.0
125,852 replacement warrants issued	0.8
93,958 replacement options issued	0.6
Transaction costs	1.0
Total consideration	20.7
Cash and cash equivalents	1.2
Other assets	0.2
Other long term liabilities	(1.8)
Identifiable assets acquired (liabilities assumed)	20.7
Orford Mining Corporation | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 21.1